PREFERRED LIMITED PARTNERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
Disclsoure of preferred limited partners equity [text block]
			Earliest	Distributions declared
		Cumulative	permitted	for the year ended
(MILLIONS EXCEPT	Shares	distribution	redemption	December 31
AS NOTED)	outstanding	rate (%)	date	2017	2016	2017	2016
Series 5 (C$72)	2.89	5.59	Apr 30, 2018	$4	$3	$49	$49
Series 7 (C$175)	7.00	5.50	Jan 31, 2021	8	7	128	128
Series 9 (C$200)	8.00	5.75	Jul 31, 2021	8	5	147	147
Series 11 (C$250)	10.00	5.00	Apr 30, 2022	8	-	187	-
	27.89			$28	$15	$511	$324